Supplementary Balance Sheet Information (Details) - Schedule of other current assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Supplementary Balance Sheet Information (Details) - Schedule of other current assets [Line Items]
Other current assets	$ 293	$ 145
Government institutions [Member]
Supplementary Balance Sheet Information (Details) - Schedule of other current assets [Line Items]
Other current assets	36	55
Employees [Member]
Supplementary Balance Sheet Information (Details) - Schedule of other current assets [Line Items]
Other current assets	31	27
Interest Receivable [Member]
Supplementary Balance Sheet Information (Details) - Schedule of other current assets [Line Items]
Other current assets	185	24
Sundry [Member]
Supplementary Balance Sheet Information (Details) - Schedule of other current assets [Line Items]
Other current assets	$ 41	$ 39